Related parties	12 Months Ended
Dec. 31, 2025
Related parties [Abstract]
Related parties
Note 6. Related parties

a) The following is an analysis of the balances with related parties as of December 31, 2024 and 2025. All of the companies were considered affiliates of América Móvil since the Company’s principal shareholders are either direct or indirect shareholders in the related parties.

	2024		2025
Accounts receivable:
Sears Roebuck de México, S.A. de C.V. and Subsidiaries	Ps.	374,745	Ps.	323,991
Sitios Latinoamérica, S.A.B. de C.V.		191,515		139,329
Sanborns Hermanos, S.A.		253,211		267,318
Patrimonial Inbursa, S.A.		184,549		234,596
Grupo Condumex, S.A. de C.V. and Subsidiaries		40,773		47,580
Telesites, S.A.B. de C.V. and Subsidiaries		117,204		106,392
Claroshop.com, S.A.P.I de C.V.		57,092		10,917
Carso Infraestructura y Construcción, S.A. de C.V.		9,763		9,565
Other		166,631		108,254
Total	Ps.	1,395,483	Ps.	1,247,942

Accounts payable:
Carso Infraestructura y Construcción, S.A. de C.V. and Subsidiaries	Ps.	1,361,945	Ps.	693,025
Grupo Condumex, S.A. de C.V. and Subsidiaries		148,996		138,405
Sitios Latinoamérica, S.A.B. de C.V.		601,438		664,496
Fianzas Guardiana Inbursa, S.A. de C.V.		444,085		459,188
Claroshop.com, S.A.P.I de C.V.		82,617		78,016
Grupo Financiero Inbursa, S.A.B. de C.V.		151,564		152,102
Seguros Inbursa, S.A. de C.V.		114,998		206,605
Industrial Afiliada, S.A. de C.V.		310,140		250,529
Banco Inbursa, S.A.		23,300		4,180
Promotora Inbursa, S.A. de C.V.		51,758		8,478
Cicsa Perú, S.A.C.		123,364		306,449
Sofom Inbursa, S.A. de C.V., Sofom, E.R		1,287		23,280
Other		286,468		278,862
Total	Ps.	3,701,960	Ps.	3,263,615

For the years ended December 31, 2023, 2024 and 2025, the Company has not recorded any impairment of receivables in connection with amounts owed by related parties.

b) For the years ended December 31, 2023, 2024 and 2025, the Company conducted the following transactions with related parties:

	2023		2024		2025
Capital expenditures and expenses:
Construction services, purchases of materials, inventories and property, plant and equipment (i)	Ps.	10,499,209	Ps.	13,621,729	Ps.	11,015,657
Insurance premiums, fees paid for administrative and operating services, brokerage services and others (ii)		4,911,513		5,012,046		5,178,174
Associated costs for towers sale (iii)		1,751,405		-		-
Rent of towers		937,763		864,912		605,281
Other services		1,903,476		1,586,583		1,756,554
	Ps.	20,003,366	Ps.	21,085,270	Ps.	18,555,666

Revenues:
Service revenues(iv)	Ps.	1,153,877	Ps.	1,270,286	Ps.	1,142,356
Sales of towers(v)		8,546,615		523,547		-
Sales of equipment		2,225,521		1,514,397		1,007,871
	Ps.	11,926,013	Ps.	3,308,230	Ps.	2,150,227

i)
In 2025, this amount includes Ps.8,163,525 (Ps.11,057,693 in 2024 and Ps.7,720,624 in 2023) for network construction services and construction materials purchased from subsidiaries of Grupo Carso, S.A.B. de C.V. (Grupo Carso).

ii)
In 2025, this amount mainly includes Ps.4,322,991 (Ps.4,170,478 in 2024 and Ps.3,460,518 in 2023) for insurance premiums with Seguros Inbursa S.A. and Fianzas Guardiana Inbursa, S.A., which, in turn, places most of such insurance with reinsurers; as well as Ps.19,969 in 2025 (Ps.117,939 in 2024 and Ps.69,248 in 2023) for network maintenance services performed by Grupo Carso subsidiaries.

iii)
In 2023, this amount includes Ps.855,427 of the cost related to the sales of towers by Compañía Dominicana de Teléfonos, S.A.; Ps.880,542 of the cost related to the sales of towers by América Móvil Perú, S.A.C.; and Ps.15,435 of the cost related to the sales of towers by Telmex.

iv)	In 2025, this amount includes Ps.1,042,628 (Ps.1,171,375 in 2024 and Ps.995,831 in 2023) of the total revenue, provided by Telmex.

v)
In 2024, this amount includes Ps.523,547 (Ps.1,010,500 in 2023) for sales of towers by Telmex. In 2023, includes Ps.2,695,790 for sales of towers by Compañía Dominicana de Teléfonos, S.A.; and Ps.4,840,325 for sales of towers by América Móvil Perú, S.A.C.

c) The aggregate compensation paid to the Company’s directors (including compensation paid to members of the Audit and Corporate Practices Committee) for 2023, 2024 and 2025 amounted to approximately Ps. 6,244, Ps.6,495 and Ps.7,192, respectively. Compensation paid to senior management for 2023, 2024 and 2025 amounted to approximately Ps.98,280, Ps.103,912 and Ps.111,457, respectively. None of the Company’s directors is a party to any contract with the Company or any of its subsidiaries that provides for benefits upon termination of employment. The Company does not provide pension, retirement or similar benefits to its directors in their capacity as directors. The Company’s executive officers are eligible for retirement and severance benefits required by Mexican law on the same terms as all other employees.

d) Österreichische Beteiligungs AG (ÖBAG) is considered a related party due to it is a significant non-controlling shareholder in Telekom Austria. Through Telekom Austria, América Móvil is related to the Republic of Austria and its subsidiaries, which are mainly ÖBB Group, ASFINAG Group and Post Group as well as Rundfunk und Telekom Reguliegungs-GmbH, all of which these are related parties. In 2023, 2024 and 2025, none of the individual transactions associated with government agencies or government-owned entities of Austria were considered significant to América Móvil.